CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $)	Total USD ($)	Preferred Stock [Member] USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	Preference Interests And Units [Member] USD ($)	General Partner [Member] USD ($)	Limited Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Partially Owned Properties [Member] USD ($)
Balance, beginning of year at Dec. 31, 2008		$ 208,786,000			$ 184,000	$ 4,732,369,000	$ 137,645,000	$ (35,799,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest									11,054,000
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		(13,000)
Conversion Of Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Conversion of Junior Preference Units					(184,000)
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities						13,000
Conversion of OP Units held by Limited Partners into OP Units held by General Partner						48,803,000	(48,803,000)
Issuance of OP Units						123,734,000
Exercise of EQR share options						9,136,000
EQR's Employee Share Purchase Plan (ESPP)						5,292,000
Conversion of EQR restricted shares to LTIP Units						0	0
Share-based employee compensation expense:
Compensation Expense Related Performance Shares						179,000
EQR restricted shares						11,132,000
EQR share options						5,996,000
EQR ESPP discount						1,303,000
OP Units repurchased and retired						(1,124,000)
Offering costs						2,536,000
Net income available to Units - General Partner						347,794,000
OP Units - General Partner distributions						(450,287,000)
Supplemental Executive Retirement Plan (SERP)						27,809,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(1,496,000)			(11,705,000)
Change in market value of Redeemable Limited Partners						(14,544,000)
Adjustment for Limited Partners ownership in Operating Partnership						(9,688,000)	9,688,000
Issuance of OP Units to Noncontrolling Interests							1,034,000
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest							78,000
Equity compensation associated with Units - Limited Partners							1,194,000
Net income available to Units - Limited Partners							20,305,000
Units - Limited Partners distributions							(25,679,000)
Change in carrying value of Redeemable Limited Partners							20,658,000
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	37,676,000							37,676,000
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3,724,000)							3,724,000
Other	449,000							449,000
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	3,574,000							3,574,000
(Gains) realized during the year	4,943,000							(4,943,000)
Net income	382,029,000								(558,000)
Contributions by Noncontrolling Interests									893,000
Distributions to Noncontrolling Interests									2,439,000
Stockholders' Equity, Other									(657,000)
Balance, end of period at Dec. 31, 2009		208,773,000			0	4,833,885,000	116,120,000	4,681,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,208,576,000								7,991,000
Stock Units Redeemed Or Called During Period Value		(834,000)
Conversion Of Series E Cumulative Convertible		(7,378,000)
Conversion Of Series H Cumulative Convertible		(561,000)
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Conversion of Junior Preference Units					0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities						7,939,000
Conversion of OP Units held by Limited Partners into OP Units held by General Partner						19,722,000	(19,722,000)
Issuance of OP Units						291,902,000
Exercise of EQR share options						71,596,000
EQR's Employee Share Purchase Plan (ESPP)						5,112,000
Conversion of EQR restricted shares to LTIP Units						0	0
Share-based employee compensation expense:
Compensation Expense Related Performance Shares						0
EQR restricted shares						9,781,000
EQR share options						7,421,000
EQR ESPP discount						1,290,000
OP Units repurchased and retired						(1,887,000)
Offering costs						4,657,000
Net income available to Units - General Partner						269,242,000
OP Units - General Partner distributions						(419,320,000)
Supplemental Executive Retirement Plan (SERP)						8,559,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(16,888,000)			175,000
Change in market value of Redeemable Limited Partners						(129,918,000)
Adjustment for Limited Partners ownership in Operating Partnership						(5,775,000)	5,775,000
Issuance of OP Units to Noncontrolling Interests							8,245,000
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest							0
Equity compensation associated with Units - Limited Partners							2,524,000
Net income available to Units - Limited Partners							13,099,000
Units - Limited Partners distributions							(20,300,000)
Change in carrying value of Redeemable Limited Partners							4,658,000
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894,000)							(65,894,000)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3,338,000)							3,338,000
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57,000							57,000
(Gains) realized during the year	0							0
Net income	295,983,000								(726,000)
Contributions by Noncontrolling Interests									222,000
Distributions to Noncontrolling Interests									2,952,000
Stockholders' Equity, Other									218,000
Balance, end of period at Dec. 31, 2010		200,000,000			0	4,948,004,000	110,399,000	(57,818,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,862,857,000								74,306,000
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		0
Conversion Of Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Conversion of Junior Preference Units					0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities						0
Conversion of OP Units held by Limited Partners into OP Units held by General Partner						8,580,000	(8,580,000)
Issuance of OP Units						201,942,000
Exercise of EQR share options						95,322,000
EQR's Employee Share Purchase Plan (ESPP)						5,262,000
Conversion of EQR restricted shares to LTIP Units						(3,934,000)	3,934,000
Share-based employee compensation expense:
Compensation Expense Related Performance Shares						0
EQR restricted shares						9,102,000
EQR share options						9,545,000
EQR ESPP discount						1,194,000
OP Units repurchased and retired						0
Offering costs						3,596,000
Net income available to Units - General Partner						879,720,000
OP Units - General Partner distributions						(467,729,000)
Supplemental Executive Retirement Plan (SERP)						10,765,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(4,784,000)			(8,025,000)
Change in market value of Redeemable Limited Partners						(22,714,000)
Adjustment for Limited Partners ownership in Operating Partnership						(946,000)	946,000
Issuance of OP Units to Noncontrolling Interests							0
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest							0
Equity compensation associated with Units - Limited Partners							3,641,000
Net income available to Units - Limited Partners							40,780,000
Units - Limited Partners distributions							(21,434,000)
Change in carrying value of Redeemable Limited Partners							(10,150,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598,000)							(143,598,000)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(4,343,000)							4,343,000
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355,000							355,000
(Gains) realized during the year	0							0
Net income	935,197,000								832,000
Contributions by Noncontrolling Interests									75,911,000
Distributions to Noncontrolling Interests									1,163,000
Stockholders' Equity, Other									(1,240,000)
Balance, end of period at Dec. 31, 2011		$ 200,000,000			$ 0	$ 5,665,733,000	$ 119,536,000	$ (196,718,000)